Notes Payable (Details Narrative) (10-K)															3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 20, 2020 shares	Dec. 09, 2019 USD ($) shares	Nov. 12, 2019 USD ($) $ / shares shares	Nov. 04, 2019 USD ($) TradingDays $ / shares shares	Oct. 28, 2019 USD ($) $ / shares shares	Oct. 22, 2019 USD ($) TradingDays $ / shares shares	Aug. 19, 2019 USD ($) TradingDays $ / shares shares	May 17, 2019 USD ($) TradingDays $ / shares shares	Apr. 24, 2019 USD ($) TradingDays $ / shares shares	Mar. 14, 2019 USD ($)	Mar. 06, 2019 USD ($)	Feb. 27, 2019 USD ($)	Jan. 02, 2019 USD ($)	Jun. 25, 2012 USD ($)	Jun. 30, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Mar. 21, 2020 USD ($)	Oct. 31, 2019 $ / shares	Aug. 31, 2019 $ / shares	May 31, 2019 $ / shares	Mar. 31, 2019 $ / shares	Feb. 28, 2019 $ / shares	Jan. 31, 2019 $ / shares	Apr. 09, 2018 USD ($)	Sep. 23, 2016 USD ($)	Sep. 22, 2016 USD ($)	Feb. 02, 2016 USD ($)	Jan. 29, 2016 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Jun. 25, 2012 KRW (₩)
Debt instrument interest rate														12.00%							10.00%															12.00%
Debt maturity date														Jun. 25, 2013
Proceeds from convertible debt																		$ 90,000	$ 213,500
Common stock, par value | $ / shares															$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Initial value of note															$ 44,948	$ 43,666		$ 44,948		$ 43,666
Interest expense															190,606		$ 70,533	331,316	151,645	404,661	$ 136,243
Accrued interest																18,666				18,666
Stockholder's percentage														20.00%																						20.00%
Percentage of convertible notes payable														12.00%																						12.00%
SY Corporation [Member]
Debt face amount														$ 400,000
Interest expense															11,960		11,829	23,921	23,789	47,971	47,973
SY Corporation [Member] | Won [Member]
Debt face amount | ₩																																				₩ 465,000,000
Dr. Lippa [Member]
Interest expense																				10,272	11,268
Extended maturity date																														Sep. 23, 2019			Jan. 29, 2019
Percentage of convertible notes payable																														10.00%			10.00%
Advances total																38,000				$ 38,000									$ 50,000	$ 25,000			$ 52,600
Issuance of fully vested warrant to purchase shares of common stock | shares																				15,464
Repayment to related party																				$ 13,000
Dr. James and S. Manuso [Member]
Extended maturity date																																Feb. 02, 2019
Percentage of convertible notes payable																																10.00%
Advances total																													50,000			$ 52,600
Dr. Manuso [Member]
Interest expense																				12,769
Additional debt interest expense																				$ 3,564
Extended maturity date																															Sep. 22, 2019
Percentage of convertible notes payable																															10.00%
Advances total																													50,000		$ 25,000
Issuance of fully vested warrant to purchase shares of common stock | shares																				13,092
Dr. Arnold and S. Lippa [Member]
Advances total																													50,000
Dr. Arnold, S. Lippa and Dr. James, S. Manuso [Member]
Debt face amount																250,000				$ 250,000
Advances total																													$ 100,000
Closing value of common stock																150,000				150,000
Jeff Margolis [Member]
Advances total																$ 6,500				6,500
Repayment to related party																				1,000
Dr. James S. Manuso [Member]
Interest expense															4,228		$ 3,843	8,439	$ 7,645	$ 15,416	12,769
Warrants [Member]
Debt instrument interest rate								8.89%
Convertible Notes Payable [Member]
Warrant to purchase shares | shares																27,936				27,936
Warrant exercise price | $ / shares																$ 11.375				$ 11.375
Extended maturity date																Sep. 15, 2016				Sep. 15, 2016
Accrued interest															$ 69,297	$ 113,304		69,297		$ 113,304	$ 62,635
Tranches One [Member] | Dr. Lippa [Member]
Warrant to purchase shares | shares																10,309				10,309
Warrant exercise price | $ / shares																$ 5.1025				$ 5.1025
Tranches One [Member] | Dr. Manuso [Member]
Warrant to purchase shares | shares																8,092				8,092
Warrant exercise price | $ / shares																$ 6.50				$ 6.50
Tranches Two [Member] | Dr. Lippa [Member]
Warrant to purchase shares | shares																5,155				5,155
Warrant exercise price | $ / shares																$ 4.85				$ 4.85
Tranches Two [Member] | Dr. Manuso [Member]
Warrant to purchase shares | shares																5,000				5,000
Warrant exercise price | $ / shares																$ 5.00				$ 5.00
Ten Monthly Installments [Member]
Debt periodic payments																		$ 8,256		$ 7,120
November 2019 Convertible Note [Member]
Debt instrument interest rate				10.00%
Debt face amount				$ 170,000
Debt maturity date				Nov. 04, 2020
Debt issuance costs				$ 14,000
Lender legal fees				8,500
Placement agency fees				5,500
Debt instrument original issue discount				$ 13,600												$ 143,060				143,060
Warrant to purchase shares | shares
Proceeds from convertible debt				$ 142,400
Debt instrument, convertible, conversion price | $ / shares				$ 0.50
Debt instrument, conversion percentage				60.00%
Debt instrument, convertible, threshold trading days | TradingDays				20
Debt conversion, description				The Company evaluated all of the terms of the November 2019 Convertible Note and determined that, in accordance with ASC 815, there were no derivatives to be bifurcated or separately valued. However, there were three features of the November 2019 Convertible Note and the related securities purchase agreement that required valuation. They were: (i) the debt issuance costs of $14,000, (ii) the intrinsic value of the beneficial conversion feature, and (iii) the original issue discount of $13,600. The Company amortizes each of these three on a straight-line basis over the life of the November 2019 Convertible Note. The amount to be recorded initially as the amount of the November 2019 Convertible Note was calculated by determining the relative values as percentages of the net proceeds of the November 2019 Convertible Note ($147,900), the beneficial conversion feature ($142,400) The debt issuance costs, original issue discount and the amount recorded as the intrinsic value of the beneficial conversion feature each are being amortized to interest expense on a straight-line basis over the life the November 2019 Convertible Note.
Debt beneficial conversion feature				$ 142,400
November 2019 Convertible Note [Member] | Lender [Member]
Proceeds from convertible debt				147,900
Repayments of debt placement agency fee				$ 5,500
October 2019 Convertible Note [Member]
Debt instrument interest rate						10.00%
Debt face amount						$ 60,000
Debt maturity date						Jul. 22, 2020
Debt issuance costs						$ 3,750
Debt instrument original issue discount						$ 1,750										47,512				47,512
Warrant to purchase shares | shares						175,000
Proceeds from convertible debt						$ 54,500
Debt instrument, convertible, conversion price | $ / shares						$ 0.50
Debt instrument, conversion percentage						60.00%
Debt instrument, convertible, threshold trading days | TradingDays						20
Debt conversion, description						The Company evaluated all of the terms of the October 2019 Convertible Note and determined that, in accordance with ASC 815, there were no derivatives to be bifurcated or separately valued. However, there were five features of the October 2019 Convertible Note and the related securities purchase agreement that required valuation. They were: (i) the debt issuance costs of $3,750, (ii) the intrinsic value of the beneficial conversion feature, (iii) the value of the warrant, (iv) the original issue discount of $1,750, and (v) the value of the Commitment Shares. The Company valued the warrant using the Black-Scholes valuation method utilizing the following assumptions: (i) exercise price of $0.50, (ii) stock price of $0.31, (iii) life of five years, (iv) five-year risk free rate of 1.60% and (v) volatility of 476.01% that results in the value of one warrant of $0.310 and a total warrant value of $54,250. The amount to be recorded initially as the amount of the October 2019 Convertible Note was then calculated by determining the relative values as percentages of the net proceeds of the October 2019 Convertible Note ($54,500), and the warrant (46.23% or $27,738) and the Commitment Shares (2.64% or $1,585). The intrinsic value of the beneficial conversion feature was then calculated based on the value attributed to the October 2019 Convertible Note. The debt issuance costs, original issue discount and the amount recorded as the intrinsic value of the beneficial conversion feature each are being amortized to interest expense on a straight-line basis over the life the October 2019 Convertible Note.
Commitment shares | shares						10,000
Converted into common stock | shares						100
Warrant exercise price | $ / shares						$ 0.50																	$ 0.50
Shares issued price per share | $ / shares						$ 0.31
Warrant term						5 years
Value of warrants to purchase shares						$ 54,250
Warrant fair value						27,738
Commitment shares fair value						$ 1,585
October 2019 Convertible Note [Member] | Warrants [Member]
Debt instrument interest rate						46.23%
October 2019 Convertible Note [Member] | Commitment Shares [Member]
Debt instrument interest rate						2.64%
August 2019 Convertible Note [Member]
Debt instrument interest rate							10.00%
Debt face amount							$ 55,000
Debt maturity date							May 19, 2020
Debt issuance costs							$ 2,500
Debt instrument original issue discount							$ 5,000									27,218				27,218
Warrant to purchase shares | shares							150,000
Proceeds from convertible debt							$ 47,500
Debt instrument, convertible, conversion price | $ / shares							$ 0.50
Debt instrument, conversion percentage							60.00%
Debt instrument, convertible, threshold trading days | TradingDays							20
Debt conversion, description							Subject to certain limitations and adjustments as described in the October 2019 Convertible Note, the holder may convert the October 2019 Convertible Note at a fixed conversion price of $0.50 per share of common stock, provided that from the date that is six months after the issuance date, the conversion price shall be 60% multiplied by the lowest trading price of the common stock during the twenty (20) consecutive trading days prior to conversion considering only trades of 100 shares of common stock or more. The Company evaluated all of the terms of the October 2019 Convertible Note and determined that, in accordance with ASC 815, there were no derivatives to be bifurcated or separately valued. However, there were five features of the October 2019 Convertible Note and the related securities purchase agreement that required valuation. They were: (i) the debt issuance costs of $3,750, (ii) the intrinsic value of the beneficial conversion feature, (iii) the value of the warrant, (iv) the original issue discount of $1,750, and (v) the value of the Commitment Shares. The Company valued the warrant using the Black-Scholes valuation method utilizing the following assumptions: (i) exercise price of $0.50, (ii) stock price of $0.31, (iii) life of five years, (iv) five-year risk free rate of 1.60% and (v) volatility of 476.01% that results in the value of one warrant of $0.310 and a total warrant value of $54,250. The amount to be recorded initially as the amount of the October 2019 Convertible Note was then calculated by determining the relative values as percentages of the net proceeds of the October 2019 Convertible Note ($54,500), and the warrant (46.23% or $27,738) and the Commitment Shares (2.64% or $1,585). The intrinsic value of the beneficial conversion feature was then calculated based on the value attributed to the October 2019 Convertible Note. The debt issuance costs, original issue discount and the amount recorded as the intrinsic value of the beneficial conversion feature each are being amortized to interest expense on a straight-line basis over the life the October 2019 Convertible Note.
Commitment shares | shares							7,500
Warrant exercise price | $ / shares							$ 0.50																	$ 0.50
Shares issued price per share | $ / shares							$ 0.65
Warrant term							5 years
Value of warrants to purchase shares							$ 93,450
Warrant fair value							30,440
Commitment shares fair value							$ 1,588
Debt instrument, convertible, closing price | $ / shares							$ 0.50
August 2019 Convertible Note [Member] | Warrants [Member]
Debt instrument interest rate							64.08%
August 2019 Convertible Note [Member] | Commitment Shares [Member]
Debt instrument interest rate							3.34%
August 2019 Convertible Note [Member] | One Warrant [Member]
Warrant exercise price | $ / shares						$ 0.310	$ 0.623
August 2019 Convertible Note [Member] | Risk Free Interest Rate [Member]
Warrants and rights outstanding, measurement input						1.60	1.47
August 2019 Convertible Note [Member] | Measurement Input, Volatility [Member]
Warrants and rights outstanding, measurement input						476.01	175.5
May 2019 Convertible Note [Member]
Debt face amount																45,446				45,446
Debt issuance costs								$ 2,000
Debt instrument original issue discount								5,000								17,181				17,181
Proceeds from convertible debt		$ 4,554						$ 43,000
Debt instrument, convertible, conversion price | $ / shares								$ 0.25
Debt instrument, conversion percentage								61.00%
Debt instrument, convertible, threshold trading days | TradingDays								25
Debt conversion, description								If at any time while the May 2019 Convertible Note is outstanding, the conversion price is equal to or lower than $0.35, then an additional eleven percent (11%) discount is to be factored into the conversion price until the May 2019 Convertible Note is no longer outstanding (resulting in a discount rate of 50% assuming no other adjustments are triggered). The lowest trading price on the date of inception of the May 2019 Convertible Note ($0.25) and the lowest market price were both below $0.35, the effective conversion rate on the inception date was $0.125. Therefore, on the inception date, the first tranche would have converted into 400,000 shares of the Company's common stock. The Company evaluated all of the terms of the May 2019 Convertible Note and determined that, in accordance with Accounting Standard Codification (ASC) 815, there were no derivatives to be bifurcated or separately valued. However, there were four features of the May 2019 Convertible Note, the related securities purchase agreement and the warrant that was issued in connection therewith that required valuation. They were: (i) the original issue discount of $5,000, (ii) the debt issuance costs of $2,000, (iii) the beneficial conversion feature and (iv) the value of the warrant. The Company evaluated (iii) the intrinsic value of the beneficial conversion feature for a calculated value of $286,000 (($0.84 closing price minus $0.125 conversion price) x 400,000 shares). The Company calculated the warrant value using the Black-Scholes valuation method, utilizing the following assumptions: (a) exercise price of $1.18 per share, (b) stock price $0.84, (c) three year life (d) three year risk free rate of 2.15% and (e) volatility of 210.19% and determined that the value of one warrant was $0.774 and the total warrant value was $32,796 for the warrant exercisable into 42,373 shares of the Company's common stock, par value $0.001. The amount to be recorded initially as the amount of the May 2019 Convertible Note was then calculated by determining the relative values as percentages of the net proceeds of the May 2019 Convertible Note ($50,000) and the warrant ($32,796). The intrinsic value of the beneficial conversion feature was then calculated based on the value attributed to the May 2019 Convertible Note. The original issue discount, debt issuance costs, the intrinsic value of the beneficial conversion feature and proceeds allocated to the value of the warrant are being amortized to interest expense on a straight-line basis over the life the May 2019 Convertible Note. On December 9, 2019 the holder of the May 2019 Convertible Note converted $4,554 of principal amount into 130,000 shares of the Company's common stock ($0.0408 per share).
Debt beneficial conversion feature								$ 286,000
Converted into common stock | shares		130,000
Warrant exercise price | $ / shares								$ 1.18																	$ 1.18
Shares issued price per share | $ / shares								$ 0.84
Warrant term								3 years
Warrant fair value								$ 32,796
Debt instrument, convertible, closing price | $ / shares								$ 0.25
Warrant exercisable, shares | shares								42,373
May 2019 Convertible Note [Member] | One Warrant [Member]
Shares issued price per share | $ / shares								$ 0.774
May 2019 Convertible Note [Member] | Risk Free Interest Rate [Member]
Warrants and rights outstanding, measurement input								2.15
May 2019 Convertible Note [Member] | Measurement Input, Volatility [Member]
Warrants and rights outstanding, measurement input								210.19
May 2019 Convertible Note [Member] | Tranches [Member]
Debt instrument interest rate								10.00%
May 2019 Convertible Note [Member] | Tranches [Member] | Maximum [Member]
Debt face amount								$ 150,000
May 2019 Convertible Note [Member] | Tranche One [Member]
Debt face amount								$ 50,000
Debt maturity date								May 17, 2020
Debt instrument, convertible, conversion price | $ / shares								$ 0.125
Converted into common stock | shares								400,000
Common stock, par value | $ / shares								$ 0.001
Beneficial Conversion Feature [Member]
Debt instrument interest rate								77.55%
April 2019 Convertible Note [Member]
Debt instrument interest rate									10.00%
Debt face amount									$ 58,500
Debt maturity date									Apr. 24, 2020
Debt issuance costs									$ 3,500
Debt instrument original issue discount																$ 10,688				$ 10,688
Proceeds from convertible debt									$ 55,000
Debt instrument, convertible, conversion price | $ / shares			$ 0.1220		$ 0.1360				$ 0.3964
Debt instrument, conversion percentage									61.00%
Debt instrument, convertible, threshold trading days | TradingDays									20
Debt conversion, description									Subject to certain limitations and adjustments as described in the April 2019 Convertible Note, the holder may, from the date that is one hundred eighty (180) days after the issuance to the maturity date, convert part or all of the April 2019 Convertible Note, inclusive of accrued interest, into the Company's common stock at a variable conversion price that is 61% of the market price as defined in the April 2019 Convertible Note. The market price is the lowest trading price, which in turn is the lowest closing bid price in the twenty (20) trading days prior to conversion. The lowest closing bid price in the twenty (20) day period prior to inception was $0.65 which would calculate to a $0.3964 conversion price and further calculate to 147,541 conversion shares to be issued. The Company evaluated all of the terms of the April 2019 Convertible Note and determined that, in accordance with ASC 815, there were no derivatives to be bifurcated or separately valued. However, there were two features of the April 2019 Convertible Note and the related securities purchase agreement that required valuation. They were: (i) the debt issuance costs of $3,500, and (ii) the intrinsic value of the beneficial conversion feature. The Company evaluated (ii) as the closing price on the inception date minus the conversion price multiplied by the number of conversion shares and determined that the beneficial conversion feature had an intrinsic value of $44,950 (($0.701 closing price minus $0.3964 conversion price) x 147,541 shares). The debt issuance costs and the amount recorded as the intrinsic value of the beneficial conversion feature are each being amortized to interest expense on a straight-line basis over the life the April 2019 Convertible Note. On November 12, 2019 the holder of the April 2019 Convertible Note converted $10,000 of principal amount into 81,967 shares of the Company's common stock ($0.1220 per share). On October 28, 2019 the same holder converted $10,000 of principal amount of the April 2019 Convertible Note into 73,529 shares of the Company's common stock ($0.1360 per share). (See Note 10. Subsequent Events).
Debt beneficial conversion feature									$ 44,950
Converted into common stock | shares			81,967		73,529				147,541
Debt instrument, convertible, closing price | $ / shares									$ 0.65
Converted into common stock. value			$ 10,000		$ 10,000
2019 Convertible Notes [Member]
Debt instrument interest rate										10.00%	10.00%	10.00%	10.00%			10.00%				10.00%
Debt face amount										$ 100,000	$ 100,000	$ 100,000	$ 10,000
Debt maturity date										Apr. 30, 2019	Apr. 30, 2019	Apr. 30, 2019	Feb. 28, 2019
Debt instrument original issue discount																$ 45,812				$ 45,812
Warrant to purchase shares | shares																110,000				110,000
Debt conversion, description																				The 2019 Q1 Convertible Notes were paid and each remained outstanding and continued to accrue interest. Although the 2019 Q1 Convertible Notes are in default, the Company has not received any notices of default from any of the note holders. The 2019 Q1 Convertible Notes have no reset rights or other protections based on subsequent equity transactions, equity-linked transactions or other events other than the right, but not the obligation, for each investor to convert or exchange his or her 2019 Q1 Convertible Note, but not the warrant, into the next exempt private securities offering. The April 2019 Convertible Note, the May 2019 Convertible Note, the August 2019 Convertible Note, the October 2019 Convertible Note and the November 2019 Convertible Note, which the Company does not consider to have arisen from offerings, may be interpreted in such a way that the 2019 Q1 Convertible Note Holders have the right to convert or exchange. However, no holders of 2019 Q1 Convertible Notes requested a conversion or exchange in connection with the issuance of such notes. The Company does not believe that an offering occurred as of December 31, 2019 or as of the date of the issuance of these financial statements. Therefore, the number of shares of common stock (or preferred stock) into which the 2019 Q1 Convertible Notes may convert is not determinable and the Company has not accounted for any additional consideration. The warrants to purchase 110,000 shares of common stock issued in connection with the sale of the 2019 Q1 Convertible Notes are exercisable at a fixed price of $1.50 per share of common stock, provide no right to receive a cash payment, and included no reset rights or other protections based on subsequent equity transactions, equity-linked transactions or other events. The Company determined that there were no embedded derivatives to be identified, bifurcated and valued in connection with the 2019 Q1 Convertible Notes.
Warrant exercise price | $ / shares																$ 1.50				$ 1.50						$ 1.50	$ 1.50	$ 1.50
Value of warrants to purchase shares																$ 78,780				$ 78,780
Fair value of convertible note and warrant																				188,780
Initial value of note																64,188				64,188
Interest expense																$ 9,464
2018 Convertible Notes [Member] | Investor [Member]
Debt instrument interest rate																					10.00%
Debt face amount																					$ 80,000
Debt maturity date																					Feb. 28, 2019
Debt instrument original issue discount																					$ 36,347
Warrant to purchase shares | shares																					80,000
Debt conversion, description																					An additional $8,111 and $401 of interest expense was recorded based upon the 10% annual rate for the years ended December 31, 2019 and 2018 respectively. The 2018 Convertible Notes matured on February 28, 2019, were not paid, remain outstanding and continue to accrue interest. Although the 2018 Convertible Notes are in default, the Company has not received any notices of default from any of the note holders. The 2018 Convertible Notes have no reset rights or other protections based on subsequent equity transactions, equity-linked transactions or other events other than the right, but not the obligation for each investor to convert or exchange his or her 2018 Convertible Note, but not the warrant, into the next exempt private securities offering. The May 2019 Convertible Note and April 2019 Convertible Note, which the Company does not consider to have arisen from an offering, may be interpreted in such a way that the 2019 Q1 Convertible Note Holders have the right to convert or exchange. However, no holders of such notes have requested a conversion or exchange. The Company does not believe that an offering occurred as of December 31, 2019 or as of the date of the issuance of these financial statements. Therefore, the number of shares of common stock (or preferred stock) into which the 2018 Convertible Notes may convert is not determinable and the Company has not accounted for any additional consideration. The warrants to purchase 80,000 shares of common stock issued in connection with the sale of the 2018 Convertible Notes are exercisable at a fixed price of $1.50 per share of common stock, provide no right to receive a cash payment, and included no reset rights or other protections based on subsequent equity transactions, equity-linked transactions or other events. The Company determined that there were no embedded derivatives to be identified, bifurcated and valued in connection with this financing.
Warrant exercise price | $ / shares																					$ 1.50
Value of warrants to purchase shares																					$ 68,025
Fair value of convertible note and warrant																					148,025
Initial value of note																					43,653
Additional debt interest expense																				$ 8,111	401
Convertible Notes Payable [Member] | Investor [Member]
Debt instrument interest rate																																		10.00%	10.00%
Debt face amount																																		$ 579,500	$ 579,500
Warrant to purchase shares | shares																																		50,945	50,945
Debt instrument, convertible, conversion price | $ / shares																																			$ 11.3750
Warrant exercise price | $ / shares																																		$ 11.375	$ 11.375
Convertible Notes [Member]
Debt instrument interest rate																12.00%				12.00%
Debt periodic payments																				$ 43,666	38,292
Accrued interest																$ 18,666				$ 18,666	$ 13,292
Original Convertible Notes [Member]
Debt instrument interest rate															12.00%			12.00%
Debt face amount																						$ 50,000
Converted into common stock | shares	5,525,017																			18,204	16,460
Debt periodic payments																		$ 46,230		$ 43,666
Accrued interest															$ 21,230	$ 82,060		$ 21,230		$ 82,060	$ 62,233	$ 32,875
Number of conversion into common shares attributable to accrued interest | shares																				7,217	5,471
Original Convertible Notes [Member] | Investor [Member]
Debt instrument interest rate																																		10.00%	10.00%
Debt face amount																																		$ 579,500	$ 579,500
Other Short-Term Notes Payable [Member]
Debt instrument interest rate															11.00%	9.00%		11.00%		9.00%
Debt periodic payments																		$ 11,532		$ 9,322
Insurance premium															$ 70,762	$ 61,746		70,762		61,746
Short term borrowings															$ 67,262	$ 4,635		$ 67,262		$ 4,635	$ 8,907